Non-Accrual Loans and Past-Due Loans (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total			$ 721,333
Real Estate Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total			148,424
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total			7,343
Originated Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days	4,609	7,689	4,033
60-89 Days	1,194	2,011	1,551
90 Days or More	3,338	3,158	3,283
Total Past Due	9,141	12,858	8,867
Total Current		807,605	712,466
Total		820,463	721,333
90 Days And Accruing
Recorded Investments Nonaccrual Loans	10,027	17,001	16,617
Originated Loans | Conventional
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days	1,038	3,869	1,925
60-89 Days	595	1,327	615
90 Days or More	1,537	2,461	1,306
Total Past Due	3,170	7,657	3,846
Total Current		450,549	393,164
Total		458,206	397,010
90 Days And Accruing
Recorded Investments Nonaccrual Loans	3,785	6,250	5,578
Originated Loans | Real Estate Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days	2,941	3,019	966
60-89 Days	440	236	584
90 Days or More	1,503	358	1,513
Total Past Due	4,884	3,613	3,063
Total Current		174,961	145,361
Total		178,574	148,424
90 Days And Accruing
Recorded Investments Nonaccrual Loans	5,606	9,304	8,485
Originated Loans | Home Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days	481	555	498
60-89 Days	159	172
90 Days or More		144
Total Past Due	640	871	498
Total Current		67,304	71,492
Total		68,175	71,990
90 Days And Accruing
Recorded Investments Nonaccrual Loans	41	158
Originated Loans | Real Estate Land And Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days		10	444
90 Days or More			176
Total Past Due		10	620
Total Current		15,223	12,111
Total		15,233	12,731
90 Days And Accruing
Recorded Investments Nonaccrual Loans	200	887	1,006
Originated Loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days	93	224	178
60-89 Days		276	352
90 Days or More	298	195	280
Total Past Due	391	695	810
Total Current		92,985	83,025
Total		93,680	83,835
90 Days And Accruing
Recorded Investments Nonaccrual Loans	395	402	1,540
Originated Loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days	56	12	22
90 Days or More			8
Total Past Due	56	12	30
Total Current		6,583	7,313
Total		6,595	7,343
90 Days And Accruing
Recorded Investments Nonaccrual Loans			8
Acquired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days	171
60-89 Days	194
Total Past Due	365
Recorded Investments Nonaccrual Loans	875
Acquired Loans | Real Estate Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-59 Days	171
60-89 Days	194
Total Past Due	365
Recorded Investments Nonaccrual Loans	828
Acquired Loans | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investments Nonaccrual Loans	$ 47